Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - Unrealized gain losses on FVOCI securities [member] - IFRS9 [member] - CAD ($)
$ in Millions
	Jan. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 41,300	$ 36,228
Gross unrealized gains on FVOCI securities	191	190
Gross unrealized losses on FVOCI securities	(123)	(208)
Financial assets measured at fair value through other comprehensive income	41,368	36,210
Canadian federal government [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	7,359	6,608
Gross unrealized gains on FVOCI securities	20	15
Gross unrealized losses on FVOCI securities	(2)	(3)
Financial assets measured at fair value through other comprehensive income	7,377	6,620
Other canadian governments [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,815	9,220
Gross unrealized gains on FVOCI securities	32	31
Gross unrealized losses on FVOCI securities	(3)	(2)
Financial assets measured at fair value through other comprehensive income	10,844	9,249
U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	9,173	7,824
Gross unrealized gains on FVOCI securities	8	7
Gross unrealized losses on FVOCI securities	(42)	(89)
Financial assets measured at fair value through other comprehensive income	9,139	7,742
Other foreign governments [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	4,362	3,997
Gross unrealized gains on FVOCI securities	20	16
Gross unrealized losses on FVOCI securities	(16)	(17)
Financial assets measured at fair value through other comprehensive income	4,366	3,996
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	3,663	3,476
Gross unrealized gains on FVOCI securities	5	5
Gross unrealized losses on FVOCI securities	(26)	(51)
Financial assets measured at fair value through other comprehensive income	3,642	3,430
Asset backed securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	42	68
Gross unrealized gains on FVOCI securities	0	0
Gross unrealized losses on FVOCI securities	(1)	0
Financial assets measured at fair value through other comprehensive income	41	68
Corporate debt [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,418	4,567
Gross unrealized gains on FVOCI securities	3	2
Gross unrealized losses on FVOCI securities	(15)	(26)
Financial assets measured at fair value through other comprehensive income	5,406	4,543
Debt securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	40,832	35,760
Gross unrealized gains on FVOCI securities	88	76
Gross unrealized losses on FVOCI securities	(105)	(188)
Financial assets measured at fair value through other comprehensive income	40,815	35,648
Corporate public equity [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	35	34
Gross unrealized gains on FVOCI securities	13	14
Gross unrealized losses on FVOCI securities	(6)	(5)
Financial assets measured at fair value through other comprehensive income	42	43
Corporate private equity [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	433	434
Gross unrealized gains on FVOCI securities	90	100
Gross unrealized losses on FVOCI securities	(12)	(15)
Financial assets measured at fair value through other comprehensive income	511	519
Equity securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	468	468
Gross unrealized gains on FVOCI securities	103	114
Gross unrealized losses on FVOCI securities	(18)	(20)
Financial assets measured at fair value through other comprehensive income	$ 553	$ 562